Share-Based Payments - Impact on Net Income (Detail) - 2019 Stock Plan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	$ 718	$ 949	$ 840
Tax benefit for share-based compensation expense	(137)	(180)	(163)
Share-based payment expense, net of tax	581	769	677
Total Shareholder Return Units (TSRUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	294	302	221
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	275	286	301
Portfolio Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	114	276	209
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	28	62	47
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	7	12	55
Directors' compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	$ 0	$ 10	$ 7